Employee Benefit Plans (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Employee benefit plans:
Contributions to benefit plans	$ 182	$ 184	$ 182
Number of Shares Held in Employee Benefit Plans	10